Note 2 - Summary of Significant Accounting Policies (Details) - Calculation of Basic and Diluted Net Income per Share (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Calculation of Basic and Diluted Net Income per Share [Abstract]
Net loss available to common shareholders:	$ (730)	$ (590)	$ (1,597)	$ (2,193)	$ (2,663)	$ (2,726)
Denominator for net loss per share:
Basic and diluted—weighted average shares of common stock outstanding	7,752	7,752	7,752	7,752	7,752	7,659